November 17, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ArvinMeritor, Inc. — Annual Report on Form 10-K for the Fiscal Year Ended October 2, 2005

Dear Sirs:

Enclosed for filing via the EDGAR system is the Annual Report on Form 10-K of ArvinMeritor, Inc. for the fiscal year ended October 2, 2005.

In accordance with General Instruction D(3) to the Form 10-K, the Company provides the following information. In the fiscal year ended October 2, 2005, the Company complied with the new or revised accounting standards described in Note 2 of the Notes to Consolidated Financial Statements in the Form 10-K.

Other than these changes, the financial statements included in the Form 10-K do not reflect any change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

If you have any questions, please contact me at 248/435-0762.

Very truly yours,

ARVINMERITOR, INC.

By:	/s/ Bonnie Wilkinson Bonnie Wilkinson Vice President and Secretary

Enclosures